            SUPPLEMENT DATED OCTOBER 1, 2001 TO THE PROSPECTUSES OF

       (THE FOLLOWING FUNDS ARE KNOWN AS THE "MULTI-CLASS EQUITY FUNDS")

        MORGAN STANLEY 21ST CENTURY TREND FUND Dated September 29, 2000
         MORGAN STANLEY AGGRESSIVE EQUITY FUND Dated September 29, 2000
           MORGAN STANLEY ALL STAR GROWTH FUND Dated December 8, 2000
      MORGAN STANLEY AMERICAN OPPORTUNITIES FUND Dated February 28, 2001
           MORGAN STANLEY BALANCED GROWTH FUND Dated March 12, 2001
           MORGAN STANLEY BALANCED INCOME FUND Dated March 12, 2001
       MORGAN STANLEY CAPITAL GROWTH SECURITIES Dated December 29, 2000
          MORGAN STANLEY COMPETITIVE EDGE FUND "Best Ideas Portfolio"
                              Dated July 30, 2001
                  MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
                            Dated November 30, 2000
               MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
                            Dated November 29, 2000
      MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC. Dated April 30, 2001
                MORGAN STANLEY EQUITY FUND Dated July 30, 2001
       MORGAN STANLEY EUROPEAN GROWTH FUND INC. Dated December 29, 2000
          MORGAN STANLEY FINANCIAL SERVICES TRUST Dated July 31, 2001
             MORGAN STANLEY FUND OF FUNDS Dated November 30, 2000
               MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
                              Dated May 31, 2001
           MORGAN STANLEY GLOBAL UTILITIES FUND Dated April 30, 2001
                 MORGAN STANLEY GROWTH FUND Dated May 29, 2001
         MORGAN STANLEY HEALTH SCIENCES TRUST Dated September 29, 2000
          MORGAN STANLEY INCOME BUILDER FUND Dated November 30, 2000
              MORGAN STANLEY INFORMATION FUND Dated May 30, 2001
           MORGAN STANLEY INTERNATIONAL FUND Dated December 29, 2000
        MORGAN STANLEY INTERNATIONAL SMALLCAP FUND Dated July 31, 2001
                MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
                              Dated March 1, 2001
                 MORGAN STANLEY JAPAN FUND Dated July 31, 2001
           MORGAN STANLEY KLD SOCIAL INDEX FUND Dated June 18, 2001
        MORGAN STANLEY LATIN AMERICAN GROWTH FUND Dated March 30, 2001
           MORGAN STANLEY MARKET LEADER TRUST Dated October 31, 2000
          MORGAN STANLEY MID-CAP EQUITY TRUST Dated January 31, 2001
          MORGAN STANLEY NASDAQ -- 100 INDEX FUND Dated June 18, 2001
          MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                             Dated April 30, 2001
            MORGAN STANLEY NEW DISCOVERIES FUND Dated July 19, 2000
         MORGAN STANLEY NEXT GENERATION TRUST Dated September 29, 2000
        MORGAN STANLEY PACIFIC GROWTH FUND INC. Dated December 29, 2000
            MORGAN STANLEY REAL ESTATE FUND Dated January 31, 2001
           MORGAN STANLEY S&P 500 INDEX FUND Dated October 31, 2000
            MORGAN STANLEY S&P 500 SELECT FUND Dated April 30, 2001
           MORGAN STANLEY SMALL CAP GROWTH FUND Dated April 30, 2001
           MORGAN STANLEY SPECIAL VALUE FUND Dated September 29, 2000
            MORGAN STANLEY STRATEGIST FUND Dated September 29, 2000
         MORGAN STANLEY TAX-MANAGED GROWTH FUND Dated October 30, 2000
              MORGAN STANLEY TECHNOLOGY FUND Dated August 17, 2000
        MORGAN STANLEY TOTAL MARKET INDEX FUND Dated September 29, 2000
          MORGAN STANLEY TOTAL RETURN TRUST Dated September 29, 2000
               MORGAN STANLEY UTILITIES FUND Dated March 1, 2001
               MORGAN STANLEY VALUE FUND Dated November 30, 2000
           MORGAN STANLEY VALUE-ADDED MARKET SERIES/EQUITY PORTFOLIO
                             Dated August 30, 2001

    (THE FOLLOWING FUNDS ARE KNOWN AS THE "MULTI-CLASS FIXED-INCOME FUNDS")

                 MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
                            Dated February 28, 2001
         MORGAN STANLEY DIVERSIFIED INCOME TRUST Dated January 8, 2001
        MORGAN STANLEY FEDERAL SECURITIES TRUST Dated February 12, 2001

60723

       MORGAN STANLEY HIGH YIELD SECURITIES INC. Dated October 31, 2000
                 MORGAN STANLEY INTERMEDIATE INCOME SECURITIES
                            Dated October 31, 2000
     MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND Dated February 27, 2001
      MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST Dated February 28, 2001 MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST Dated February 12, 2001


     THE FOLLOWING INFORMATION IS HEREBY INCLUDED AFTER THE FIRST PARAGRAPH OF THE SECTION TITLED "SHARE CLASS ARRANGEMENTS -- CLASS A SHARES" CONTAINED IN THE PROSPECTUSES OF THE ABOVE-MENTIONED "MULTI-CLASS EQUITY FUNDS" AND "MULTI-CLASS FIXED-INCOME FUNDS":


     The Fund will not accept a purchase order for Class A shares that qualifies for investment in Class D.


     THE FRONT-END SALES CHARGE SCHEDULE IN THAT SECTION OF THE PROSPECTUSES OF THE "MULTI-CLASS EQUITY FUNDS" IS HEREBY REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:



                                                          FRONT-END SALES CHARGE
                                             ------------------------------------------------
                                              PERCENTAGE OF PUBLIC     APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION                     OFFERING PRICE        OF NET AMOUNT INVESTED
------------------------------------------   ----------------------   -----------------------
Less than $25,000.........................             5.25%                    5.54%
$25,000 but less than $50,000.............             4.75%                    4.99%
$50,000 but less than $100,000............             4.00%                    4.17%
$100,000 but less than $250,000...........             3.00%                    3.09%
$250,000 but less than $500,000...........             2.50%                    2.56%
$500,000 but less than $1 million.........             2.00%                    2.04%
$1 million and over.......................             0.00%                    0.00%

     THE FRONT-END SALES CHARGE SCHEDULE IN THAT SECTION OF THE PROSPECTUSES OF THE "MULTI-CLASS FIXED-INCOME FUNDS" IS HEREBY REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:



                                                          FRONT-END SALES CHARGE
                                             ------------------------------------------------
                                              PERCENTAGE OF PUBLIC     APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION                     OFFERING PRICE        OF NET AMOUNT INVESTED
------------------------------------------   ----------------------   -----------------------
Less than $25,000.........................             4.25%                    4.44%
$25,000 but less than $50,000.............             4.00%                    4.17%
$50,000 but less than $100,000............             3.50%                    3.63%
$100,000 but less than $250,000...........             2.75%                    2.83%
$250,000 but less than $500,000...........             2.25%                    2.30%
$500,000 but less than $1 million.........             1.75%                    1.78%
$1 million and over.......................             0.00%                    0.00%

     THE FOLLOWING INFORMATION IS HEREBY INCLUDED IN THE SECTION TITLED "SHARE CLASS ARRANGEMENTS -- CLASS B SHARES" CONTAINED IN THE PROSPECTUSES OF THE ABOVE-MENTIONED "MULTI-CLASS EQUITY FUNDS" AND "MULTI-CLASS FIXED-INCOME FUNDS":


     The Fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.


     THE FOLLOWING INFORMATION IS HEREBY INCLUDED IN THE SECTION TITLED "SHARE CLASS ARRANGEMENTS -- CLASS C SHARES" CONTAINED IN THE PROSPECTUSES OF THE ABOVE-MENTIONED "MULTI-CLASS EQUITY FUNDS" AND "MULTI-CLASS FIXED-INCOME FUNDS":


     The Fund will not accept a purchase order for Class C shares in the amount of $1 million or more.


     THE FOLLOWING INFORMATION IS HEREBY INCLUDED IN THE SECTION TITLED "SHARE CLASS ARRANGEMENTS -- CLASS D SHARES" CONTAINED IN THE PROSPECTUSES OF THE ABOVE-MENTIONED "MULTI-CLASS EQUITY FUNDS" AND "MULTI-CLASS FIXED-INCOME FUNDS":


     A purchase order that meets the requirements for investment in Class D can be made only in Class D shares.